Shareholders' Equity (Stock Options Activity) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Shareholders' Equity [Abstract]
Number of options, Outstanding at January 1	4,983,541
Number of options, Granted	1,243,501
Number of options, Assumed	201,488
Number of options, Exercised	(1,333,909)
Number of options, Forfeited	(512,658)
Number of options, Cancelled	(43,950)
Number of options, Outstanding at December 31	4,538,013	4,983,541
Number of options, Exercisable at December 31	1,802,460
Weighted-average exercise price, Outstanding at January 1	$ 22.01
Weighted-average exercise price, Granted
Weighted-average exercise price, Assumed
Weighted-average exercise price, Exercised
Weighted-average exercise price, Forfeited
Weighted-average exercise price, Cancelled
Weighted-average exercise price, Outstanding at December 31	$ 21.53	$ 22.01
Weighted-average exercise price, Exercisable at December 31	$ 24.82
Weighted-average remaining contractual term (in years), Outstanding at January 1	4 years 3 months 22 days	4 years 1 month 2 days
Weighted-average remaining contractual term (in years), Outstanding at December 31	4 years 3 months 22 days	4 years 1 month 2 days
Weighted-average remaining contractual term (in years), Exercisable at December 31	3 years 2 months 5 days
Aggregate intrinsic value, Outstanding at January 1	$ 62,049
Aggregate intrinsic value, Outstanding at December 31	54,231	62,049
Aggregate intrinsic value, Exercisable at December 31	$ 15,612